AmeriPrime Funds
                             CROSS REFERENCE SHEET
                                   FORM N-1A

                      FOR AIT VISION U.S. EQUITY PORTFOLIO


ITEM                               SECTION IN EACH PROSPECTUS

  1..............................  Cover Page
  2..............................  Summary of Fund Expenses, Supplement to
                                   Prospectus
  3..............................  Supplement to Prospectus
  4..............................  The Fund, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund, Supplement to
                                   Prospectus
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information,
                                   Supplement to Prospectus
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund, Supplement to
                                   Prospectus
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information


                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  None

                                                       October 29, 1996



                        AIT VISION U.S. EQUITY PORTFOLIO

                            Supplement to Prospectus
                             Dated November 6, 1995



     Effective October 29, 1996, a majority of the shareholders of AIT Vision U.S.Equity Portfolio (the "Fund") approved the selection of Advanced Investment Technology, Inc. ("AIT") as the new investment adviser to the Fund. The portfolio managers of the Fund, Douglas W. Case and Dean S. Barr, are now portfolio managers with AIT and remain responsible for the day-to-day management of the Fund. The Fund is a series of AmeriPrime Funds (the "Trust"). The Trust has approved a new management agreement with AIT under which the Fund is authorized to pay AIT a management fee equal to an annual average rate of 0.70% of its average daily net assets. This is a reduction from the 1.47% paid under the previous management agreement. The Trust also authorized the elimination of the Fund's sales load. In addition to the above, the Prospectus is revised as described below.

                             Summary of Fund Expenses

      The section on page 2 of the Prospectus titled "Summary of Fund Expenses" describes a management fee of 1.47% and a 4% sales load. As a result of the reduced management fee and elimination of the sales load, total annual fund operating expenses on a going forward basis are expected to equal 0.70% of the Fund's average daily net assets.

                             How to Invest in the Fund

      The portions of the Prospectus under the section titled "How to Invest in the Fund" beginning on page 3 of the Prospectus which describe the sales load and open account program are no longer applicable. With the elimination of the sales load, all purchases will be made at net asset value. Initial purchases should be mailed to the Fund's transfer agent, and subsequent purchases should be mailed to the Fund's custodian, at the addresses listed on page 14 of the Prospectus. The instructions for wire purchases found on page 5 of the Prospectus may now be used for initial and subsequent purchases.

                               Operation of the Fund

      The second paragraph under "Operation of the Fund" on page 9 of the Prospectus is revised to read as follows:

             The Fund retains  Advanced  Investment  Technology,  Inc., 311 Park
      Place Blvd., Clearwater, Florida 34619 (the "Adviser") to manage the Fund's investments. The Adviser develops and uses advanced computational quantitative techniques for money management. In addition to offering tactical overlay services to private individuals and institutions, the Adviser manages private investor and institutional funds in global asset allocation and individually managed accounts (equity). Douglas W. Case, CFA, Director of Equity Portfolio Management, and Dean S. Barr, Chairman and Chief Investment Officer, are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Case is the portfolio manager for the Adviser's managed U.S. equity accounts. From 1994 to 1996, he was the Director of Equity Portfolio Management of LBS Capital Management, Inc. ("LBS"). He previously worked with the Florida Retirement System, where he oversaw all internal quantitatively driven portfolios and assisted in the risk analysis of the aggregate domestic equity fund. Mr. Barr founded the Adviser in 1996, is the controlling shareholder, and oversees portfolio management of all of the Adviser's programs. From 1989 to 1996, he was the Managing Director and Chief Investment Officer of LBS. He is an authority and expert in the development of artificial intelligence systems for market and security analysis. Additionally, he is the author of several technical papers on Artificial Intelligence. The Adviser is a newly formed organization and has no experience in managing investment companies; however, Mr. Case and Mr. Barr, in their capacities at LBS, have investment company management experience. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 0.70% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses.


      This supplement, the supplement dated June 28, 1996 and the Prospectus dated November 6, 1995 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Security and Exchange Commission dated October 29, 1996, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-507-9922.

                        AIT VISION U.S. EQUITY PORTFOLIO

                      STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 29, 1996










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AIT Vision U.S. Equity Portfolio dated January 29, 1996, and the supplements dated June 28, 1996 and October 29, 1996. A copy of the Prospectus can be obtained by writing the Transfer Agent at 24 W. Carver Street, Huntington, New York 11743, or by calling 1-800-507-9922.

                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS


                                                                         PAGE

DESCRIPTION OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . .   1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .   2

THE INVESTMENT ADVISER. . . . . . . . . . . . . . . . . . . . . . . . . .   5

TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . .   6

PORTFOLIO TRANSACTIONS AND BROKERAGE. . . . . . . . . . . . . . . . . . .   7

DETERMINATION OF SHARE PRICE. . . . . . . . . . . . . . . . . . . . . . .   8

INVESTMENT PERFORMANCE. . . . . . . . . . . . . . . . . . . . . . . . . .   8

CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

TRANSFER AGENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

DESCRIPTION OF THE TRUST

         AIT Vision U.S. Equity Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         As of May 31, 1996, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas - 5.02%; Blanche W. Dupree Trust, 719 Central Park Blvd., Port Orange, Florida - 9.85%; LBS Capital Management, Inc., 311 Park Place Blvd., Clearwater, Florida - 66.71%.

         As of May 31, 1996, LBS Capital Management, Inc. may be deemed to control the Fund as a result of its beneficial ownership of shares of the Fund. As of May 31, 1996, the officers and trustees as a group may be deemed to beneficially own 5.02% of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Convertible Debentures. The Adviser considers convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") to be of investment grade quality. Investment grade securities generally have adequate to strong protection of principal and interest payments. Convertible debentures rated A possess many favorable investment attributes and are considered to be upper-medium grade obligations. Securities rated A may be more susceptible to the adverse effects of changes in circumstances and economic conditions (changes that increase long term risk) than higher rated securities.

         Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.


INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information.

         vi. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale or other illiquid securities.

         Other Restrictions. To comply with the current state regulations, the Fund presently intends to observe the following restrictions, which may be changed by the Board of Trustees without shareholder approval.

         Arizona. The Fund presently has no investment policy that restricts the Fund's purchase of securities issued by companies that have been in operation less than three years.

         California. As long as the rules promulgated under the California Corporate Securities Law include restrictions on options transactions by an investment company, the Fund will adhere to such restrictions as interpreted by the staff of the California Department of Corporations. The Fund will limit writing of puts such that the aggregate value of the obligations underlying such puts will not exceed 50% of the Fund's net assets, and the Fund will limit the purchase of puts and calls such that the premiums paid therefor shall not exceed 20% of the net assets of the Fund.

         Texas. The Fund may not invest in oil, gas or mineral leases. The Fund may not purchase or sell real property including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate. The Fund will not lend portfolio securities. In addition, shares of the Fund sold in Texas will be exchanged for a money market fund sponsored by AmeriPrime Funds only if such money market fund is registered in Texas.


THE INVESTMENT ADVISER

         The Fund's investment adviser is Advanced Investment Technology, Inc., 311 Park Place Blvd., Clearwater, Florida 34619. Dean S. Barr may be deemed to be a controlling person of the Adviser due to his ownership of its shares and his position as chief investment officer and chairman of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

         The Adviser retains the right to use the names "AIT" and "AIT Vision" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "AIT" and "AIT Vision" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

Name, Age and Address               Position                   Principal Occupations During Past 5 Years

* Kenneth D. Trumpfheller           President and Trustee      President, Treasurer and Secretary of AmeriPrime Financial
Age:  37                                                       Services, Inc., the Fund's administrator, and AmeriPrime
Suite 200                                                      Financial Securities, Inc., the Fund's distributor.
1793 Kingswood Drive                                           Prior to December, 1994, a senior client executive with SEI
Southlake, Texas  76092                                        Financial Services.


Kelli D. Shomaker, C.P.A.           Secretary, Treasurer       Manager of Compliance of AmeriPrime Financial Services,
1793 Kingswood Drive                                           Inc.; Vice President, Chief Accounting Officer, Treasurer
Suite 200                                                      and Controller of United Services Advisors, Inc. and United
Age:  33                                                       Services Insurance Funds from 1994 to 1995; Vice President,
Southlake, Texas  76092                                        Chief Accounting Officer, Treasurer, and Controller of
                                                               Accolade Funds and Pauze/Swanson United Services Funds from
                                                               1993 to 1995; Controller from 1987 to 1995 and Vice President,
                                                               Chief Accounting Officer and Treasurer from 1990 to 1995 of
                                                               United Services Funds; Director of Security Trust & Financial
                                                               Company from 1993 to 1995.


Steve L. Cobb                       Trustee                    President of Clare Energy, Inc., oil and gas exploration
Age:  37                                                       company; International Marketing Manager of Carbo Ceramics
140 Mockingbird Lane                                           Inc., oil field manufacturing/supply company.
Coppell, Texas  76019


Gary E. Hippenstiel                 Trustee                    President and Director of Heritage Trust Company; Vice
Age:  48                                                       President and Chief Investment Officer of Legacy Trust
600 Jefferson Street                                           Company; Vice President and Manager of Investments of
Houston, Texas  70002                                          Kanaly Trust Company from 1988 to 1992.


         The compensation paid to the Trustees of the Trust is set forth in the following table:


                                            Pension or
                          Aggregate         Retirement          Estimated Annual      Total Compensation
                          Compensation      Accrued As Part     Benefits Upon         from Trust (the Trust is
Name                      from Trust (1)    of Fund Expenses    Retirement            not in a Fund Complex) (1)


Kenneth D. Trumpfheller          0                0                   0                            0
Steve L. Cobb               $4,000                0                   0                       $4,000
Gary E. Hippenstiel         $4,000                0                   0                       $4,000

1 Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The compensation is estimated for the first full year of the Trust ending October 31, 1996.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.


INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                  P(1+T) = ERV

Where:            P    =   a hypothetical $1,000 initial investment
                  T    =   average annual total return
                  n    =   number of years
                  ERV  =   ending redeemable value at the end of the
                           applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


TRANSFER AGENT

         American Data Services, Inc., 24 W. Carver Street, Huntington, New York 11743, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services.


ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1996. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

To the Shareholders and Trustees
AIT Vision U.S. Equity Portfolio

We have audited the accompanying balance sheet of AIT Vision U.S. Equity Portfolio (a diversified series of AmeriPrime Funds) as of October 26, 1995. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the balance sheet. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall balance sheet presentation. Our procedures included confirmation of cash held by the custodian as of October 26, 1995, by correspondence with the custodian. We believe that our audit of the balance sheet provides a reasonable basis for our opinion.

In our opinion, the balance sheet referred to above presents fairly, in all material respects, the financial position of AIT Vision U.S. Equity Portfolio as of October 26, 1995, in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 26, 1995

                        AIT VISION U.S. EQUITY PORTFOLIO
                       STATEMENT OF ASSETS & LIABILITIES
                                OCTOBER 26, 1995



ASSETS:
         Cash in Bank                               $25,000

                  Total Assets                      $25,000

NET ASSETS                                          $25,000

NET ASSETS CONSIST OF:
         Capital Paid In                            $25,000

OUTSTANDING SHARES
         Unlimited Number of Shares
         Authorized Without Par Value                $2,500

NET ASSET VALUE PER SHARE                               $10

OFFERING PRICE PER SHARE                                $10














                         See Accountant's Audit Report

                        AIT VISION U.S. EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

         AIT Vision U.S. Equity Portfolio is a diversified series of AmeriPrime Funds an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

         The Trust uses an independent transfer agent and dividend paying agent. No transactions other than those relating to organizational matters and the sale of 2,500 shares of AIT Vision U.S. Equity Portfolio have taken place to date.

2.  RELATED PARTY TRANSACTIONS

         The initial purchase of Registrant's shares was made by AmeriPrime Financial Securities, Inc. (a corporation which may be deemed to be controlled by Kenneth Trumpfheller). As a result of this purchase, the Registrant may be deemed to be under common control with AmeriPrime Financial Securities, Inc. and Kenneth Trumpfheller.

         The Fund's distribution and administration functions are handled by AmeriPrime Financial Securities, Inc. and AmeriPrime Financial Services, Inc. respectively. These corporations may be deemed to be under the common control of Kenneth Trumpfheller who may be deemed to be a controlling person of each corporation due to his ownership of shares and his positions as an officer and director. Mr. Trumpfheller, because of such affiliation, may receive benefits from the distribution and administration fees.

         The Fund's investment adviser (the "Adviser") is LBS Capital Management, Inc. Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

         Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses.

                        AIT VISION U.S. EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                    (CONT'D)

3.  CAPITAL STOCK AND DISTRIBUTION

         At October 26, 1995 an unlimited number of shares were authorized, and paid-in capital amounted to $25,000. Transactions in capital stock were as follows:

                 Shares sold                         2,500
                 Shares redeemed                      -0-
                 Net Increase                        2,500

                 Shares Outstanding:
                      Beginning of period             -0-
                      End of period                  2,500

                        AIT VISION U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                  (Unaudited)


Shares                                                           Value
--------                                                       ---------

                  COMMON STOCKS     95.94%

                  BROADCASTING    2.71%
  200          Clear Channel Communication*                  $    13,550
                                                             -----------

                  CABLE TELEVISION     1.14%
  300          Telecommunications Inc.                             5,737
                                                             -----------

                  CASINO/GAMBLING      3.14%
  300          Mirage Resorts Inc.*                               15,712
                                                             -----------

                  CLOTHING/SHOE/ACCESS CHAINS  5.80%
  400          Gap Inc.                                           12,050
  100          Nordstrom Inc.                                      5,087
  400          TJX Cos Inc.                                       11,800
                                                             -----------
                                                                  28,937
                                                             -----------

                  COMPUTER SOFTWARE     8.39%
  300          Continuum Inc.*                                    17,100
  100          Microsoft Corp.*                                   11,338
  400          Oracle Corp.*                                      13,500
                                                             -----------
                                                                  41,938
                                                             -----------



   The accompanying notes are an integral part of these financial statements.






                        AIT VISION U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                  (Unaudited)

Shares                                                           Value
--------                                                        -------
                  COMPUTER/VIDEO CHAINS     3.57%
  400          Circuit City Stores Inc.                       $   12,700
  100          Tandy Corp.                                         5,187
                                                             -----------
                                                                  17,887
                                                             -----------

                  CONSTRUCTION/AGRICULTURAL
                  EQUIPMENT/TRUCKS 3.27%
  300          JLG Industries Inc.                                16,350
                                                             -----------

                  CONTRACT DRILLING   3.43%
  700          Reading & Bates Corp.                              17,150
                                                             -----------

                  DIVERSIFIED COMMERCIAL SERVICES   2.71%
  200          Pay Chex Inc.                                      13,550
                                                             -----------

                  DIVERSIFIED ELECTRONICS PRODUCTS  1.71%
  200          SCI SYS. INC.                                       8,575
                                                             -----------

                  DIVERSIFIED MANUFACTURE     5.27%
  300          Danaher Corp.                                      11,813
  200          Dresser Industries Inc.                             6,375
  400          Zurn Industries Inc.                                8,150
                                                             -----------
                                                                  26,338
                                                             -----------
                  ELECTRONIC DATA PROCESSING   4.23%
  200          Hewlett Packard Co.                                21,175
                                                             -----------


   The accompanying notes are an integral part of these financial statements.





                       AIT VISION U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                  (Unaudited)


Shares                                                           Value
--------                                                        -------
                  ENGINEERING & CONSTRUCTION   2.22%
  400          Jacobs Engineering Group Inc.                    $ 11,100
                                                             -----------

                  FINANCE COMPANIES     1.46%
  100          Student Loan Marketing Assn.                        7,325
                                                             -----------

                  FINANCIAL PUBLISHING/SERVICES  2.45%
  500          Equifax Inc.                                       12,250
                                                             -----------

                  FOREST PRODUCTS     3.11%
  200          Georgia Pacific Corp.                              15,550
                                                             -----------

                  HEALTH INDUSTRY SERVICES      2.37%
  100          HBO & Co.                                          11,875
                                                             -----------

                  INDUSTRIAL MACHINERY/COMPONENTS   0.77%
  100          Ingersoll Rand Co.                                  3,875
                                                             -----------

                  INDUSTRIAL SPECIALTIES    5.72%
  600          BMC Industries Inc.                                16,050
  300          Millipore Corp.                                    12,562
                                                             -----------
                                                                  28,612
                                                             -----------

   The accompanying notes are an integral part of these financial statements.




                        AIT VISION U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                  (Unaudited)


Shares                                                          Value
--------                                                      --------
                  INVESTMENT BANKERS/BROKERS/SERVICES    1.21%
  100         Merrill Lynch & Co. Inc.                          $  6,038
                                                             -----------

                  INVESTMENT MANAGERS   2.29%
 200          Franklin Res. Inc.                                  11,450
                                                             -----------

                 MAJOR BANKS       5.92%
 200          BankAmerica Corp.                                   15,150
 235          First Union Corp.                                   14,453
                                                             -----------
                                                                  29,603


                  MAJOR PHARMACEUTICALS        3.70%
200            Johnson & Johnson                                  18,500
                                                             -----------


                  NATURAL GAS DISTRIBUTIONS       0.93%
100           Consolidated Natural Gas Co.                         4,675
                                                             -----------


                 OIL REFINING/MARKETING    1.15%
  200          Valero Energy Corp.                                 5,775
                                                             -----------

                  OILFIELD SERVICES/EQUIPMENT      3.44%
  300          Halliburton Co.                                    17,213
                                                             -----------
                  OTHER SPECIALITY CHAINS     1.33%
  200          Pep Boys  Manny, Moe & Jack                         6,675
                                                             -----------

The accompanying notes are an integral part of these financial statements.




                        AIT VISION U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                  (Unaudited)


Shares                                                          Value
--------                                                      ---------
                  PACKAGED FOODS      1.60%
  200          Dole Food Inc.                                   $  8,000
                                                             -----------

                  PACKAGED GOODS/COSMETICS    3.38%
   200         Procter & Gamble Co.                               16,900
                                                             -----------

                  PAINTS/COATINGS        2.02%
   200         PPG Industries Inc.                                10,125
                                                             -----------

                  PRECIOUS METALS     2.10%
   800         Echo Bay Mines Ltd.                                10,500
                                                             -----------

                  SAVINGS & LOANS ASSOCIATIONS          2.22%
   400         Washington Mutual Inc.                             11,100
                                                             -----------

                  SPECIALTY STEELS   1.18%
   300         Allegheny Ludium Corp.                              5,925
                                                             -----------


                TOTAL COMMON STOCKS (COST $430,482)              479,965
                                                             -----------

                TOTAL INVESTMENTS (Cost $430,482)    95.94%      479,965
                    Other Assets less Liabilities     4.06%       20,310
                                                    -------    ---------

                TOTAL NET ASSETS                    100.00%     $500,275
                                                    =======    =========

*Non-Income producing securities.


   The accompanying notes are an integral part of these financial statements.

                        AIT VISION U.S. EQUITY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 1996
                                  (Unaudited)


ASSETS:

Investment in common stock at market value
  (identified cost--$430,482)(Note 1)............................     $479,965
Cash.............................................................       15,257
Receivable for securities sold...................................        5,661
Dividends and interest receivable................................          235
                                                                      --------
                   TOTAL ASSETS..................................      501,118
                                                                      --------

LIABILITIES:

Accrued advisory fee.............................................          563
Dividends payable................................................            0
Accrued operating expenses.......................................          280
                                                                      --------
                   TOTAL LIABILITIES.............................          843
                                                                      --------

NET ASSETS (equivalent to $11.10 per share based on
       45,068 shares of common stock outstanding)--(Note 4)......     $500,275
                                                                      ========

NET ASSETS CONSIST OF:
  Paid in capital (Note 4).......................................     $458,586
  Undistributed net investment income/(loss).....................       (1,267)
  Accumulated undistributed net realized gain/(loss) from security
     transactions................................................       (6,527)
  Net unrealized appreciation/(depreciation) of investments......       49,483
                                                                      --------
NET ASSETS APRIL 30, 1996........................................     $500,275
                                                                      ========



   The accompanying notes are an integral part of these financial statements.

                        AIT VISION U.S. EQUITY PORTFOLIO

                            STATEMENT OF OPERATIONS

                      For the period from November 6, 1995
              (Commencement of Operations) through April 30, 1996
                                  (Unaudited)



INVESTMENT INCOME:
  Dividends......................................................       $1,028
  Interest.......................................................            0
                                                                      --------

     TOTAL INVESTMENT INCOME.....................................        1,028
                                                                      --------

OPERATING EXPENSES:
  Investment advisory fee (Note 3)...............................        1,615
  Trustees' fees.................................................          680

     TOTAL OPERATING EXPENSES....................................        2,295

     NET INVESTMENT INCOME/(LOSS)................................       (1,267)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:
Net realized gain/(loss) on security transactions................       (6,527)
Net change in unrealized appreciation/(depreciation)
 on investments..................................................       49,483

NET GAIN/(LOSS) ON INVESTMENTS...................................       42,956

NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................................      $41,689



   The accompanying notes are an integral part of these financial statements.

                        AIT VISION U.S. EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                      For the period ended April 30, 1996
                                  (Unaudited)

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income/(loss)...................................      $(1,267)
  Net realized gain/(loss) from securities transactions..........       (6,527)
  Net change in unrealized appreciation/(depreciation) of investments
   during the period.............................................       49,483
                                                                     ---------
  NET INCREASE/(DECREASE) IN NET ASSETS FROM
     OPERATIONS..................................................       41,689
                                                                     ---------

DISTRIBUTION TO SHAREHOLDERS:
   Net investment income.........................................            0
   Realized gain.................................................            0
                                                                     ---------
                                                                             0
                                                                     ---------
FUND SHARE TRANSACTIONS:
  Shares sold....................................................      434,192
  Shares issued in reinvestment of dividends.....................            0
  Shares redeemed................................................         (606)
                                                                     ---------
 TOTAL CAPITAL STOCK.............................................      433,586
                                                                     ---------
NET INCREASE/(DECREASE) IN NET ASSETS............................      475,275
                                                                     ---------

NET ASSETS:
   Beginning of period...........................................       25,000
                                                                     ---------

  End of period..................................................     $500,275
                                                                     =========


   The accompanying notes are an integral part of these financial statements.

                        AIT VISION U.S. EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

               For a share outstanding throughout the period from
                 November 6, 1995 (Commencement of Operations)
                             through April 30, 1996
                                  (Unaudited)

  Net asset value- beginning of period...........................       $10.00
                                                                      --------
  Income from investment operations:
  Net investment income/(loss)...................................         (.04)
  Net gain/(loss) on investments both realized and unrealized....         1.14
                                                                      --------
  Total from investment operations...............................         1.10
                                                                      --------

  Less distributions:
  Dividends from net investment income...........................            0
  Dividends from capital gains...................................            0
                                                                      --------
  Net asset value - end of period.................................      $11.10
                                                                      ========

  Total Return**.................................................        32.47%



Ratio/supplemental data:
  Net assets, end of period (in 000's)...........................          500
  Ratio of expenses to average net assets**......................         2.07%
  Ratio of net investment income to average net assets**.........        (1.15)%
  Portfolio turnover rate........................................        81.56%
  Average Commission rate paid...................................        .0471

    ** Annualized


    The accompanying notes are an integral part of these financial statements.

                        AIT VISION U.S. EQUITY PORTFOLIO


                         Notes to Financial Statements

                                 April 30, 1996
                                  (Unaudited)

1.  ORGANIZATION

     The AIT Vision U.S. Equity Portfolio (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified series, open end management investment company. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Securities Valuations - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        AIT VISION U.S. EQUITY PORTFOLIO

                         Notes to Financial Statements
                                 April 30, 1996
                                  (Unaudited)

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.


NOTE 3. INVESTMENT ADVISORY AGREEMENT

     The Fund retains LBS Capital Management, Inc. (the "Adviser") to manage the Fund's investments. Dean S. Barr and Walter J. Loick are the controlling shareholders of the Adviser. Douglas W. Case, CFA, Director of Equity Portfolio Mangement, and Dean S. Barr, Managing Director and Chief Investment Officer, are primarily responsible for the day to day managment of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested persons, trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.47% of the average daily net assets of the Fund. The rate of the advisory fees paid by most investment companies to their investment advisers is lower than the rate of the advisory fees paid by the Fund. In this regard, it should be noted that most investment companies pay thier own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 6, 1995 through April 30, 1996, the Adviser has received a fee of $1,615 from the Fund.

                        AIT VISION U.S. EQUITY PORTFOLIO

                         Notes to Financial Statements

                                 April 30, 1996
                                  (Unaudited)


 NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of April 30, 1996 there was an unlimited number of no par value shares of capital stock authorized for the Fund.

     Transactions in capital stock were as follows:

                                                For the period from
                                           November 6, 1995 (Commencement of
                                           Operations) through April 30, 1996
                                             Shares                   Amount
                                           ---------                ----------

Shares sold                                  42,625                  $434,192

Shares issued in reinvestment
  of  dividends                                   0                         0

Shares redeemed                                 (57)                     (606)
                                           ---------                ----------
Net increase                                 42,568                  $433,586
                                           =========                ==========

Total paid in capital                                                 $458,586
                                                                    ==========


NOTE 5.  INVESTMENTS

     For the period from November 6, 1995 (commencement of operations) through April 30, 1996, purchases and sales of investment securities, other than short-term investments, aggregated $680,673 and $243,664 respectively. The gross unrealized appreciation for all securities totaled $52,121 and the gross unrealized depreciation for all securities totaled $2,638 for a net unrealized appreciation of $49,483 The aggregate cost of securities for federal income tax purposes at April 30, 1996 was $430,482.